Organization and Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Organization and Significant Accounting Policies

1. Organization and Significant Accounting Policies

Advantage Solutions Inc., now known as ASI Intermediate Corp. (including its subsidiaries, the “Company” or “Advantage”), is a leading business solutions provider to consumer goods manufacturers and retailers. The Company’s customizable suite of technology-enabled sales and marketing solutions is designed to help manufacturers and retailers across a broad range of channels drive consumer demand, increase sales, and achieve operating efficiencies.

Refinancing

As of September 30, 2020, the Company had an aggregate of $3.3 billion of debt outstanding under the Company’s existing first lien credit agreement (the “First Lien Credit Agreement”), its existing second lien credit agreement (“the Second Lien Credit Agreement”) and its existing accounts receivable securitization facility (the “AR Facility” and, collectively with the First Lien Credit Agreement and the Second Lien Credit Agreement, the “Credit Facilities”). Approximately $2.5 billion of debt outstanding under the Credit Facilities was scheduled to mature in July 2021. As further discussed in Note 11, Subsequent Events, on October 28, 2020, the Company repaid the outstanding debt and accrued interest under the Credit Facilities, at a total cost of $86.0 million, from a combination of (i) cash on hand, (ii) proceeds from certain private investments in Class A common stock of Conyers Park II Acquisition Corp., now known as Advantage Solutions Inc. (“Conyers Park”), (iii) the entry by Advantage Sales & Marketing, Inc., a wholly owned subsidiary of the Company (“ASM”), into (a) a new senior secured asset-based revolving credit facility, which permits borrowing in an aggregate principal amount of up to $400.0 million, subject to borrowing base capacity (the “New Revolving Credit Facility”), of which $100.0 million of principal amount was borrowed as of October 28, 2020, and (b) a new secured first lien term loan credit facility in an aggregate principal amount of $1.325 billion (the “New Term Loan Facility” and, together with the New Revolving Credit Facility, the “New Senior Secured Credit Facilities”), and (iv) the issuance by Advantage Solutions FinCo LLC, a direct subsidiary of ASM (“Finco”), of $775.0 million aggregate principal amount of 6.50% Senior Secured Notes due 2028 (the “Senior Secured Notes”).

In accordance with Accounting Standards Update (“ASU”) No. 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic 205-40), the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year from the financial statements’ issuance date. Based on the actions the Company has taken as described above and its resulting current resources, the Company completed an updated evaluation of the Company’s ability to continue as going concern and has concluded the factors that previously raised substantial doubt about the Company’s ability to continue as going concern no longer exist as of the issuance date of these condensed consolidated financial statements.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements include the accounts of the Company and its subsidiaries. The unaudited condensed consolidated financial statements do not include all of the information required by accounting principles generally accepted in the United States (“U.S. GAAP”). The Condensed Consolidated Balance Sheet at December 31, 2019 was derived from the audited consolidated financial statements at that date and does not include all the disclosures required by U.S. GAAP. In the opinion of management, all adjustments which are of a normal recurring nature and necessary for a fair statement of the results as of September 30, 2020 and for the three months ended and the nine months ended September 30, 2020 and 2019 have been reflected in the condensed consolidated financial statements. These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements as of and for the year ended December 31, 2019 and the related footnotes thereto. Operating results for the three months ended and the nine months ended September 30, 2020 are not necessarily indicative of the results to be expected during the remainder of the current year or for any future period.

Take 5 Matter

On April 1, 2018, the Company acquired certain assets and assumed liabilities of Take 5 Media Group (“Take 5”) for total consideration of $81.6 million, including the fair value of contingent consideration of $4.6 million and holdback liabilities of $0.8 million. In June 2019, as a result of a review of internal allegations related to inconsistency of data provided by Take 5 to its clients, the Company commenced an investigation into Take 5’s operations. In July 2019, as a result of the Company’s investigation, the Company determined that revenue during the fiscal year ended December 31, 2018 attributable to the Take 5 business had been recognized for services that were not performed on behalf of clients of Take 5 and that inaccurate reports were made to Take 5 clients about those services (referred to as the “Take 5 Matter”). As a result of these findings, in July 2019, the Company terminated all operations of Take 5, including the use of its associated trade names and the offering of its services to its clients and offered refunds to Take 5 clients of collected revenues attributable to Take 5 since the Company’s acquisition of Take 5. The Company also determined that the amounts assigned to the assets of Take 5 acquired on the acquisition date had been improperly established based on inaccurate assumptions as to the fair value of the assets acquired and recorded a loss on Take 5 charge of $79.2 million in the Consolidated Statements of Comprehensive (Loss) Income for the year ended December 31, 2018.

In May 2020, the Company received $7.7 million from its representation warranty and indemnity policy related to the Take 5 acquisition for claims related to the Take 5 Matter, the maximum aggregate recovery under the policy.

Recent Accounting Standards

Recent Accounting Standards Adopted by the Company

In August 2018, the Financial Accounting Standards Board (FASB) issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement. This guidance modifies the disclosure requirements on fair value measurements in Topic 820 based on the consideration of costs and benefits to promote the appropriate exercise and discretion by entities when considering fair value measurement disclosures and to clarify that materiality is an appropriate consideration of entities and their auditors when evaluating disclosure requirements. The amendments in this update are effective for reporting periods beginning after December 15, 2019, with early adoption permitted. The adoption of this accounting standard did not have a material impact on the Company’s condensed consolidated financial statements.

Accounting Standards Recently Issued but Not Yet Adopted by the Company

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. This guidance provides optional expedients and exceptions for U.S. GAAP to contracts, hedging relationships, and other transactions that reference London Interbank Offered Rate (“LIBOR”) or another reference rate if certain criteria are met. The amendments in this update are effective for reporting periods that include or are subsequent to March 12, 2020. Once adopted, the amendments in this update must be applied prospectively for all eligible contract modifications for that topic. The Company is evaluating the potential impact of this adoption on its consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, Simplifying the Accounting for Income Taxes (“ASU 2019-12”), which simplifies the accounting for income taxes, eliminates certain exceptions within ASC 740, Income Taxes, and clarifies certain aspects of the current guidance to promote consistency among reporting entities. ASU 2019-12 is effective for fiscal years beginning after December 15, 2021. Most amendments within the standard are required to be applied on a prospective basis, while certain amendments must be applied on a retrospective or modified retrospective basis. The Company is evaluating the potential impact of this adoption on its consolidated financial statements.

All other new accounting pronouncements issued, but not yet effective or adopted have been deemed to be not relevant to the Company and, accordingly, are not expected to have a material impact once adopted.

1. Organization and Significant Accounting Policies

Advantage Solutions Inc. (the “Company” or “Advantage”) is a corporation formed under the laws of the State of Delaware, which was incorporated on June 13, 2014.

On July 25, 2014, the Company acquired Advantage Sales & Marketing Inc. (the “2014 Topco Acquisition”) from AGS Topco Holdings, L.P. and its private equity sponsor, Apax Partners. As a result of the 2014 Topco Acquisition, Advantage Sales & Marketing Inc. became a wholly owned indirect subsidiary of the Company, of which Karman Topco L.P. (“Topco”) is the parent, initially holding 100 shares of the Company’s common stock.

On December 18, 2017, in connection with the completion of the Daymon Eagle Holdings, LLC acquisition (as described in Note 2), including the issuance of new units of Topco to an equity fund advised by Bain Capital and to Yonghui Investment Limited, the Company issued 25 additional shares of its common stock to Topco. The units of Topco are held by certain entities that are or are controlled by equity funds affiliated with or advised by CVC Capital Partners, Leonard Green & Partners, Juggernaut Capital Partners, Centerview Capital Management, LLC, Bain Capital or Yonghui Investment Limited, as well as by current and former members of the Company’s management.

The Company is headquartered in Irvine, California and is a leading business solutions provider to consumer goods manufacturers and retailers. The Company’s customizable suite of technology-enabled sales and marketing solutions is designed to help manufacturers and retailers across a broad range of channels drive consumer demand, increase sales, and achieve operating efficiencies.

Basis of Presentation and Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its controlled subsidiaries and have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The financial information set forth herein reflects: (a) the consolidated statements of comprehensive (loss) income, stockholder’s equity, and cash flows for the years ended December 31, 2019, 2018, and 2017 and (b) the consolidated balance sheets as of December 31, 2019 and 2018. The consolidated financial statements for the years ended December 31, 2019, 2018, and 2017 reflect Topco’s basis in the assets and liabilities of the Company, as a result of the 2014 Topco Acquisition. The Company’s share in the earnings or losses for its joint ventures is reflected in “Investments in unconsolidated affiliates” and “Cost of revenues” in the Consolidated Balance Sheets and Consolidated Statements of Comprehensive (Loss) Income, respectively. All intercompany balances and transactions have been eliminated upon consolidation.

Take 5 Matter

On April 1, 2018, the Company acquired certain assets and assumed liabilities of Take 5 Media Group (“Take 5”) for total consideration of $81.6 million, including the fair value of contingent consideration of $4.6 million and holdback liabilities of $0.8 million. In June 2019, as a result of a review of internal allegations related to inconsistency of data provided by Take 5 to its clients, the Company commenced an investigation into Take 5’s operations. In July 2019, as a result of the Company’s investigation, the Company determined that revenue during the fiscal year ended December 31, 2018 attributable to the Take 5 business had been recognized for services that were not performed on behalf of clients of Take 5 and that inaccurate reports were made to Take 5 clients about those services (referred to as the “Take 5 Matter”). As a result of these findings, in July 2019, the Company terminated all operations of Take 5, including the use of its associated trade names and the offering of its services to its clients and offered refunds to Take 5 clients of collected revenues attributable to Take 5 since the Company’s acquisition of Take 5. The Company also determined that the amounts assigned to the assets of Take 5 acquired on the acquisition date had been improperly established based on inaccurate assumptions as to the fair value of the assets acquired and recorded a loss on Take 5 charge of $ 79.2 million in the Consolidated Statements of Comprehensive (Loss) Income for the year ended December 31, 2018.

Use of Estimates

The preparation of the Company’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from such estimates. The most significant estimates include revenues and related reserves, workers’ compensation and employee medical claim reserves, amortization periods for tangible and intangible assets, fair value of contingent consideration, derivative instruments and fair value considerations in applying purchase accounting and assessing goodwill and other asset impairments.

Foreign Currency

The Company’s reporting currency is U.S. dollars as that is the currency of the primary economic environment in which the Company operates. The Company translates the assets and liabilities of its non-U.S. dollar functional currency subsidiaries into U.S. dollars using exchange rates in effect at the end of each period. Revenues and expenses for these subsidiaries are translated using rates that approximate those in effect during the period. Gains and losses from these translations are included in “Accumulated other comprehensive (loss) income” in the Consolidated Statements of Stockholder’s Equity. Transactions in foreign currencies other than the entities’ functional currency are converted using the rate of exchange at the date of transaction. The gains or losses arising from the revaluation of foreign currency transactions to functional currency are included in “Selling, general, and administrative expenses” in the Consolidated Statements of Comprehensive (Loss) Income. Unrealized foreign currency exchange gains and losses on certain intercompany transactions that are of a long-term investment nature (i.e., settlement is not planned or anticipated in the foreseeable future) are also recorded in accumulated other comprehensive (loss) income in stockholder’s equity. The Company reports gains and losses from foreign exchange rate changes related to intercompany receivables and payables that are of a long-term investment nature, in “Other comprehensive (loss) income” in the Consolidated Statements of Comprehensive (Loss) Income. These items represented net losses of $2.9 million and $4.4 million during the fiscal years ended December 31, 2019 and 2018, respectively, and a net gain of $0.3 million during the fiscal year ended December 31, 2017.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand and highly liquid investments having an original maturity of three months or less. The Company’s investments consist primarily of institutional money market funds and U.S. Treasury securities. The Company’s investments are carried at cost, which approximates fair value. The Company has restricted cash related to funds received from clients that will be disbursed at the direction of those clients. Corresponding liabilities have been recorded in “Other accrued expenses” in the Consolidated Balance Sheets.

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the Company’s Consolidated Balance Sheets that sum to the total of the same such amounts shown in the Company’s Consolidated Statements of Cash Flows:

	December 31,
	2019	2018	2017
(in thousands)
Cash and cash equivalents	$184,224	$141,590	$186,706
Restricted cash	14,801	2,929	1,916

Total cash, cash equivalents and restricted cash	$199,025	$144,519	$188,622

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable consist of amounts due from clients for services provided in normal business activities and are recorded at invoiced amounts. The Company maintains allowances for doubtful accounts against certain billed receivables based upon the latest information regarding whether invoices are ultimately collectible. Assessing the collectability of client receivables requires management judgment. The Company determines its allowance for doubtful accounts by specifically analyzing individual accounts receivable, historical bad debts, client credit-worthiness, current economic conditions, and accounts receivable aging trends. Valuation reserves are periodically re-evaluated and adjusted as more information about the ultimate collectability of accounts receivable becomes available. Upon determination that a receivable is uncollectible, the receivable balance and any associated reserve is written off.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of accounts receivable and cash balances at various financial institutions. The Company maintains cash balances in accounts at various financial institutions. At times such cash balances may exceed federally insured limits. The Company has not experienced any losses in such accounts.

Derivatives

The Company uses derivative financial instruments to hedge interest rate and foreign exchange risk. Derivative instruments, used to hedge interest rates, consist of interest rate swaps and interest rate caps. Interest rate swap contracts involve the exchange of floating rate interest payment obligations for fixed interest rate payments without the exchange of the underlying principal amounts. Interest rate cap contracts limit the floating interest rate exposure to the indicative rate in the agreement. Derivatives are initially recognized at fair value on the date a contract is entered into and are subsequently re-measured at fair value. The fair values of derivatives are measured using observable market prices or, where market prices are not available, by using discounted expected future cash flows at prevailing interest and exchange rates. The Company does not designate these derivatives as hedges for accounting purposes, and as a result, all changes in the fair value of derivatives, used to hedge interest rates and foreign exchange risk, are recorded in “Interest expense” and in “Selling, general, and administrative expenses” in the Consolidated Statements of Comprehensive (Loss) Income, respectively. These arrangements contain an element of risk in that the counterparties may be unable to meet the terms of such arrangements. In the event the counterparties are unable to fulfill their related obligations, the Company could potentially incur significant additional costs by replacing the positions at then current market rates. The Company manages its risk of exposure by limiting counterparties to those banks and institutions deemed appropriate by management.

Property and Equipment

Property and equipment are stated at cost, and the balances are presented net of accumulated depreciation. Depreciation expense is calculated using the straight-line method over the estimated useful lives of the assets. The following table provides the range of estimated useful lives used for each asset type:

Leasehold improvements	3 — 10 years
Furniture and fixtures	3 — 7 years
Computer hardware and other equipment	3 — 5 years
Software	3 — 5 years

The Company capitalizes certain direct costs associated with the development and purchase of internal-use software within property and equipment. Capitalized costs are amortized on a straight-line basis over the estimated useful lives of the software, generally not exceeding five years.

Leasehold improvements are amortized on a straight-line basis over the shorter of their respective lease terms or their respective estimated useful lives. The cost and accumulated depreciation of assets sold or otherwise disposed of are removed from the Consolidated Balance Sheets and the resulting gain or loss is reflected in the “Cost of revenues” and “Selling, general, administrative expenses” within the Consolidated Statements of Comprehensive (Loss) Income, depending on the nature of the assets. Expenditures for maintenance and repairs are expensed as incurred, whereas expenditures for improvements and replacements are capitalized.

Equity Method Investments

Investments in companies in which the Company exercises significant influence over the operating and financial policies of the investee and are not required to be consolidated are accounted for using the equity method. The Company’s proportionate share of the net income or loss of equity method investments is included in results of operations and any dividends received reduce the carrying value of the investment. The excess of the cost of the Company’s investment over its proportionate share of the fair value of the net assets of the investee at the acquisition date is recognized as goodwill and included in the carrying amount of the investment. Goodwill in the equity method investments is not amortized. Gains and losses from changes in the Company’s ownership interests are recorded in results of operations until control is achieved. In instances in which a change in the Company’s ownership interest results in obtaining control, the existing carrying value of the investment is remeasured to the acquisition date fair value and any gain or loss is recognized in the Consolidated Statements of Comprehensive (Loss) Income.

Business Combinations

The Company accounts for business combinations using the acquisition method. Under this method, the purchase price of an acquisition is allocated to the underlying assets acquired and liabilities assumed based upon their estimated fair values at the date of acquisition. To the extent the purchase price exceeds the fair value of the net identifiable tangible and intangible assets acquired and liabilities assumed, such excess is allocated to goodwill. Factors giving rise to goodwill generally include assembled workforce, geographic presence, expertise, and synergies that are anticipated as a result of the business combination, including enhanced product and service offerings. The Company determines the estimated fair values after review and consideration of relevant information, including discounted cash flows, quoted market prices and estimates made by management. The Company adjusts the preliminary purchase price allocation, as necessary, during the measurement period of up to one year after the acquisition closing date as the Company obtains more information as to facts and circumstances existing at the acquisition date impacting asset valuations and liabilities assumed. Goodwill acquired in business combinations is assigned to the reporting unit expected to benefit from the combination as of the acquisition date. Acquisition-related costs are recognized separately from the acquisition and are expensed as incurred.

Goodwill and Indefinite Lived Intangible Assets

Goodwill represents the excess of the purchase price over the fair value of the net identifiable tangible and intangible assets acquired in an acquisition. The Company tests for impairment of goodwill at the reporting unit level. The Company generally combines reporting units, which are a component of an operating segment when they have similar economic characteristics, nature of services, types of client, distribution methods and regulatory environment. The Company has two reporting units, sales and marketing, which are also the Company’s operating segments.

The Company tests its goodwill for impairment during the fourth quarter of a given fiscal year and whenever events or changes in circumstances indicate that the carrying value of a reporting unit may exceed its fair value. The Company has the option to perform a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying value before performing a quantitative impairment test. If it concludes it is not more likely than not that the fair value of a reporting unit, as determined applying the quantitative impairment test described below, is less than the carrying amount, then there is no need to perform the quantitative impairment test. If the fair value of the reporting unit is less than its carrying amount, goodwill is impaired and the excess of the reporting unit’s carrying value over the fair value is recognized as an impairment loss; however, the loss recognized would not exceed the total amount of goodwill allocated to that reporting unit.

The Company’s annual goodwill impairment assessment for the year ended December 31, 2019 was performed as of October 1, 2019. The Company utilizes a combination of income and market approaches to estimate the fair value of its reporting units. The income approach utilizes estimates of discounted cash flows of the reporting units, which requires assumptions for, among other things, the reporting units’ expected long-term revenue trends, as well as estimates of profitability, changes in working capital and long-term discount rates, all of which require significant judgment. The income approach also requires the use of appropriate discount rates that take into account the current risks in the capital markets. These assumptions are based on significant inputs not observable in the market and thus represent Level 3 measurements within the fair value hierarchy (described in “Fair Value Measurements,” below). The market approach applies comparative market multiples derived from the historical earnings data of selected guideline publicly-traded companies to the Company’s reporting units’ businesses to yield a second assumed value of each reporting unit. The guideline companies are first screened by industry group and then further narrowed based on the reporting units’ business descriptions, markets served, competitors, profitability, and revenue size. The Company based its fair value estimates on assumptions it believes to be reasonable but which are unpredictable and inherently uncertain. A change in these underlying assumptions would cause a change in the results of the tests and, as such, could cause fair value to be less than the carrying amounts and result in an impairment of goodwill in the future. Additionally, if actual results are not consistent with the estimates and assumptions or if there are significant changes to the Company’s planned strategy, it may cause fair value to be less than the carrying amounts and result in an impairment of goodwill in the future.

The Company compares a weighted average of the output from the income and market approaches to the carrying value of each reporting unit. The Company also compares the aggregate estimated fair value of its reporting units to the estimated value of its total invested capital on a marketable basis.

Based on the results of the Company’s quantitative impairment test performed for its reporting units, the Company determined that its goodwill is not impaired for the year ended December 31, 2019. The fair value of the sales reporting unit exceeded its carrying value by 3.5%. The fair value of the marketing reporting unit significantly exceeded its carrying value, which the Company defines as greater than 20%.

During the year ended December 31, 2018, based on the results of the Company’s quantitative impairment test performed for the sales reporting unit, the Company recognized a $652.0 million non-cash goodwill impairment charge. While there was no single determinative event or factor, the consideration of the weight of evidence of several factors that developed during the fourth quarter of 2018 led the Company to conclude that it was more likely than not that the fair value of the sales reporting unit was below its carrying value. These factors included: (i) the decrease of revenues and profitability due to a large retailer revising its in-store retail merchandising program to restrict manufacturers’ ability to select any third-party outsource provider to perform unrestricted and unmonitored retail merchandising, (ii) the unrelated decrease of revenues and profitability related to reduced services from several clients in the grocery channel and foodservice channel, (iii) the combination of the Company’s completed third quarter and preliminary fourth quarter results being below management’s expectations, and (iv) the development and approval of the Company’s 2019 annual operating plan in the fourth quarter of 2018, which provided additional insights into expectations such as lower long-term revenue growth and profitability expectations. Based on these factors, the Company recorded the non-cash goodwill impairment charge in the fourth quarter of 2018, which has been reflected in the Consolidated Statements of Comprehensive (Loss) Income for the year ended December 31, 2018. As the sales reporting unit was written down to its respective fair value, there was zero excess fair value over its carrying amount as of December 31, 2018.

Based on the results of the quantitative impairment test performed for the marketing reporting unit for 2018, the Company determined that the Company’s goodwill was not impaired for the marketing reporting unit for the year ended December 31, 2018. The fair value of the marketing reporting unit significantly exceeded its carrying value.

Based on the results of the Company’s quantitative impairment test performed for its reporting units in 2017, the Company determined that its goodwill was not impaired for the year ended December 31, 2017. Accordingly, no impairment related to the Company’s goodwill was recorded for the year ended December 31, 2017.

The Company’s indefinite-lived intangible assets are its sales and marketing trade names. Intangible assets with indefinite useful lives are not amortized but tested annually, during the fourth quarter, for impairment or more often if events occur or circumstances change that would create a triggering event. The Company has the option to perform a qualitative assessment of whether it is more likely than not that the indefinite-lived intangible asset’s fair value is less than its carrying value before performing a quantitative impairment test. The Company tests its indefinite-lived intangible assets for impairment using a relief from royalty method by comparing the estimated fair values of the indefinite-lived intangible assets with the carrying values. The estimates used in the determination of fair value are subjective in nature and involve the use of significant assumptions. These estimates and assumptions include revenue growth rates, weighted average cost of capital and royalty rates. The assumptions are based on significant inputs not observable in the market and thus represent Level 3 measurements within the fair value hierarchy. The Company based its fair value estimates on assumptions it believes to be reasonable, but which are unpredictable and inherently uncertain. Actual future results may differ from the estimates.

The Company’s annual impairment assessment of its indefinite-lived intangible assets was performed as of October 1, 2019, whereby the Company concluded that its indefinite-lived intangible assets were not impaired for the year ended December 31, 2019.

During the year ended December 31, 2018, the Company concluded the carrying value of the indefinite-lived trade name in the sales reporting unit exceeded its estimated fair value. While there was no single determinative event or factor, the factors that led to the impairment were the same circumstances outlined in the goodwill impairment discussion above. As a result, the Company recognized a non-cash intangible asset impairment charge of $580.0 million during the year ended December 31, 2018, which was reflected in its Consolidated Statements of Comprehensive (Loss) Income. Based on the quantitative test performed for the indefinite-lived marketing trade name, the Company determined that the indefinite-lived trade name in the marketing reporting unit was not impaired for the year ended December 31, 2018.

Based on the results of the Company’s assessment of its indefinite-lived intangible assets in 2017, the Company concluded that its indefinite-lived intangible assets were not impaired for the year ended December 31, 2017. Accordingly, no impairment related to the Company’s intangible assets was recorded for the year ended December 31, 2017.

Long-Lived Assets

Long-lived assets to be held and used, including finite-lived intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be fully recoverable. These events or changes in circumstances may include a significant deterioration of operating results, changes in business plans, or changes in anticipated future cash flows. If an impairment indicator is present, the Company evaluates recoverability by a comparison of the carrying amount of the assets to future undiscounted net cash flows expected to be generated by the assets. If the assets are impaired, the impairment recognized is measured as the amount by which the carrying amount exceeds the fair value of the assets. Fair value is generally determined by estimates of discounted cash flows. The discount rate used in any estimate of discounted cash flows would be the rate required for a similar investment of like risk. No impairment related to the Company’s long-lived assets was recorded during the years ended December 31, 2019, 2018, and 2017.

As the Company assesses impairment of long-lived assets at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities, the Company has determined that the asset group for impairment testing is comprised of the assets and liabilities of each component within the Company’s operating segments. The Company has identified client relationships as the primary asset because it is the principal asset from which the components derive their cash flow generating capacity and has the longest remaining useful life.

Contingent Consideration

Certain of the Company’s acquisition and sale agreements include contingent consideration arrangements, which are generally based on the achievement of future financial performance. If it is determined the contingent consideration arrangements are not compensatory, the fair values of these contingent consideration arrangements are included as part of the purchase price of the acquisitions or divestitures on their respective transaction dates. For each transaction, the Company estimates the fair value of contingent consideration payments as part of the initial purchase price and records the estimated fair value of contingent consideration related to proceeds from divestitures as an asset in “Other Assets” or related to purchases of businesses as a liability in “Other accrued expenses” or “Other long-term liabilities” in the Consolidated Balance Sheets.

The Company reviews and assesses the estimated fair value of contingent consideration on a quarterly basis, and the updated fair value could differ materially from the initial estimates. Changes in the estimated fair value of contingent consideration liabilities related to the time component of the present value calculation are reported in “Interest expense” in the Consolidated Statements of Comprehensive (Loss) Income. Adjustments to the estimated fair value related to changes in all other unobservable inputs are reported in “Selling, general, and administrative expenses” in the Consolidated Statements of Comprehensive (Loss) Income.

The portion of the cash settlement up to the acquisition date fair value of the contingent consideration are classified as “Contingent consideration payments” in cash flows from financing activities, and amounts paid in excess of the acquisition date fair value are classified as “Other accrued expenses and other liabilities” in cash flows from operating activities in the Consolidated Statements of Cash Flows.

Leases

In the first quarter of 2019, the Company adopted ASC 842, Leases, using the modified retrospective transition method. Results for 2019 are presented under ASC 842, while prior period consolidated financial statements have not been adjusted and continue to be presented under the accounting standards in effect for those periods.

The Company has obligations under various real estate leases, equipment leases, and software license agreements. The Company assesses whether these arrangements are or contain leases at lease inception. Classification of the leases between financing and operating leases is determined by assessing whether the lease transfers ownership of the asset to the Company, the lease grants an option for the Company to purchase the underlying asset, the lease term is for the majority of the remaining asset’s economic life, or if the minimum lease payments equals or substantially exceed all of the leased asset’s fair market value. As of December 31, 2019, the Company did not have any finance leases. See Note 8, Leases, for further information regarding the Company’s operating leases.

Self-Insurance Liability

The Company maintains a high deductible program for workers’ compensation claims. Losses and liabilities relating to workers’ compensation claims are fully insured beyond the Company’s deductible limits. The Company’s estimated liabilities are not discounted and are based on information provided by third party administrators, combined with management’s judgment regarding a number of assumptions and factors, including the frequency and severity of claims, claims development history, case jurisdiction, applicable legislation and claims settlement practices.

Revenue Recognition

The Company recognizes revenue when control of promised goods or services are transferred to the client in an amount that reflects the consideration that the Company expects to be entitled to in exchange for such goods or services. Substantially all of the Company’s contracts with clients involve the transfer of a service to the client, which represents the performance obligation that is satisfied over time because the client simultaneously receives and consumes the benefits of the services provided. In most cases, the contracts include a performance obligation that is comprised of a series of distinct services that are substantially the same and that have the same pattern of transfer (i.e., distinct days of service). For these contracts, the Company allocates a ratable portion of the consideration based on the services provided in each period of service to such period.

Revenues related to the sales segment are primarily recognized in the form of commissions, fee-for-service, or on a cost-plus basis for providing headquarter relationship management, analytics, insights and intelligence services, administrative services, retail services, retailer client relationships and in-store media programs, and digital technology solutions (which include the Company’s business intelligence solutions, e-commerce services, and content services).

Marketing segment revenues are primarily recognized in the form of fee-for-service (including retainer fees, fees charged to clients based on hours incurred, project-based fees, or fees for executing in-person consumer engagements or experiences, which engagements or experiences the Company refers to as “events”), commissions, or on a cost-plus basis for providing experiential marketing, shopper and consumer marketing services, private label development and digital, social, and media services.

The Company disaggregates revenues from contracts with clients by reportable segment. Revenues within each segment is further disaggregated between brand-centric services and retail-centric services. Brand-centric services are centered on providing solutions to support consumer goods manufacturers’ sales and marketing strategies. Retail-centric services are centered on providing solutions to retailers. Disaggregated revenues were as follows:

	Year Ended December 31,
(in thousands)	2019	2018	2017
Sales brand-centric services	$1,209,480	$1,177,989	$1,376,368
Sales retailer-centric services	745,225	679,015	212,076

Total sales revenues	1,954,705	1,857,004	1,588,444

Marketing brand-centric services	474,928	424,373	364,036
Marketing retailer-centric services	1,355,430	1,426,251	464,447

Total marketing revenues	1,830,358	1,850,624	828,483

Total revenues	$3,785,063	$3,707,628	$2,416,927

The Company is party to certain client contracts that include variable consideration, whereby the ultimate consideration is contingent on future events such as the client’s sales to retailers, hours worked, event count, costs incurred, and performance incentive bonuses. For commission based service contracts, the consideration received from the client is variable because the Company earns an agreed upon percentage of the client’s sales to retailers, which is agreed upon on a manufacturer-by-manufacturer basis. Revenues are recognized for the commission earned during the applicable reporting period. The Company generally earns commission revenues from headquarter relationship management, analytics, insights and intelligence, e-commerce, administration, private label development and retail services arrangements. As part of these arrangements, the Company provides a variety of services to consumer goods manufacturers in order to improve the manufacturer’s sales at retailers. This includes primarily outsourced sales, business development, category and space management, relationship management, and sales strategy services. In exchange for these services, the Company earns an agreed upon percentage of its client’s sales to retailers, which is agreed upon on a manufacturer-by-manufacturer basis.

For service contracts whereby the client is charged a fee per hour incurred or fee per event completed, revenues are recognized over time as actual hours are incurred or as events are completed, respectively. For service contracts with a cost-plus arrangement, revenues are recognized on a gross basis over time for a given period based on the actual costs incurred plus a fixed mark-up fee that is negotiated on a client-by-client basis.

For certain contracts with clients, the Company is entitled to additional fees upon meeting specific performance goals or thresholds, which are referred to as bonus revenues. Bonus revenues are estimated and are recognized as revenues as the related services are performed for the client.

The variability of the consideration for the services transferred during a reporting period is typically resolved by the end of the reporting period. However, for certain client contracts, the Company is required to estimate the variable consideration for the services that have been transferred to the client during the reporting period. The Company typically estimates the variable consideration based on the expected value method. Estimates are based on historical experience and current facts known during the reporting period. The Company only recognizes revenues related to variable consideration if it is probable that a significant reversal of revenues recognized will not occur when the uncertainty associated with the variable consideration is resolved. When such probable threshold is not satisfied, the Company will constrain some or all of the variable consideration and the constrained variable consideration will not be recognized as revenues. The Company records an adjustment to revenue for differences between estimated revenues and the amounts ultimately invoiced to the client. Adjustments to revenue during the current period related to services transferred during prior periods were not material during the year ended December 31, 2019.

The Company has contracts that include fixed consideration such as a fee per project or a fixed monthly fee. For contracts with a fee per project, revenues are recognized over time using an input method such as hours worked that reasonably depicts the Company’s performance in transferring control of the services to the client. The Company determined that the input method represents a reasonable method to measure the satisfaction of the performance obligation to the client. For contracts with a fixed monthly fee, revenues are recognized using a time-based measure resulting in a straight-line revenue recognition. A time-based measure was determined to represent a reasonable method to measure the satisfaction of the performance obligation to the client because the Company has a stand ready obligation to make itself available to provide services upon the client’s request or the client receives the benefit from the Company’s services evenly over the contract period.

The Company evaluates each client contract individually in accordance with the applicable accounting guidance to determine whether the Company acts as a principal (whereby the Company would present revenues on a gross basis), or as an agent (whereby the Company would present revenues on a net basis). While the Company primarily acts as a principal in its arrangements and reports revenues on a gross basis, the Company will occasionally act as an agent and accordingly presents revenues on a net basis. For example, for certain advertising arrangements, the Company’s clients purchase media content in advance, and the Company does not take on any risk of recovering its cost to acquire the media content. As a result, the Company determined it acts as the agent in these arrangements and records revenues and their related costs on a net basis. However, in cases where media content is not purchased in advance by its clients, the Company records such revenues and its related costs on a gross basis, as it bears the risk of recovering the costs to acquire the revenues related to such media content and it is responsible for fulfillment of the services thereunder.

Substantially all of the Company’s contracts with its clients either have a contract term that is less than one year with options for renewal and/or can be cancelled by either party upon 30 to 120 days’ notice. For the purpose of disclosing the transaction price allocated to remaining unsatisfied performance obligations or partially satisfied performance obligations, the Company elected policies to: (1) exclude contracts with a contract term of one year or less and (2) exclude contracts with variable consideration that is allocated entirely to a wholly unsatisfied performance obligation or to a wholly unsatisfied promise to transfer a distinct service that forms part of a single performance obligation when that performance obligation qualifies as a series of remaining performance obligations. After applying these policy elections, the Company determined that it does not have a significant amount of fixed considerations allocated to remaining performance obligations for contracts with a contract term that exceeds one year.

When the Company satisfies its performance obligation and recognizes revenues accordingly, the Company has a present and unconditional right to payment and records the receivable from clients in “Accounts receivable” in the Consolidated Balance Sheet. The Company’s general payment terms are short-term in duration and the Company does not adjust the promised amount of consideration for the effects of a significant financing component.

Contract liabilities represent deferred revenues which are cash payments that are received in advance of the Company’s satisfaction of the applicable obligation(s) and are included in “Deferred revenues” in the Consolidated Balance Sheet. Deferred revenues are recognized as revenues when the related services are performed for the client. Revenues recognized during the year ended December 31, 2019 included $32.1 million of Deferred revenues as of December 31, 2018.

Income Taxes

The Company accounts for income taxes using the asset and liability method, under which deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and for operating losses and tax credit carry-forwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates that apply to taxable income in effect for the years in which those tax assets are expected to be realized or settled. The income tax provision (benefit) is computed on the pre-tax income (loss) of the entities located within each taxing jurisdiction based on current tax law. A valuation allowance for deferred tax assets is recorded to the extent that the ultimate realization of the deferred tax assets is not considered more likely than not. The Company believes its deferred tax assets are more likely than not to be realized based on historical and projected future results, or a valuation allowance is established.

Realization of the Company’s deferred tax assets is principally dependent upon its achievement of future taxable income, the estimation of which requires significant management judgment. These judgments regarding future profitability may change due to many factors, including future market conditions and the Company’s ability to successfully execute its business plans. These changes, if any, may require adjustments to deferred tax asset balances and deferred income tax expense.

Uncertain Tax Positions

The Company accounts for uncertain tax positions when it is more likely than not that the tax position will not be sustained on examination by the taxing authorities, based on the technical merits of the position. As of December 31, 2019 and 2018, the Company’s unrecognized tax benefits were $0.6 million and $0.6 million, respectively. All the unrecognized tax benefits as of December 31, 2019 would be included in the effective tax rate if recognized in future periods.

The Company is unaware of any positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase within the next twelve months. The Company files tax returns in the United States, various states and foreign jurisdictions. With few exceptions, as of December 31, 2019, the Company is no longer subject to federal, state, or non-U.S. income tax examinations by tax authorities for years prior to 2015.

The Company has elected to classify interest and penalties as components of tax expense. These amounts were immaterial at December 31, 2019, 2018 and 2017.

Equity-based Compensation

Topco has a long-term equity incentive plan that allows for the grant of equity-based profit interests in Topco to certain directors and employees in exchange for services provided to the Company. The Company receives the benefit associated with such services, and, accordingly, the related expense is recorded within the Consolidated Statements of Comprehensive (Loss) Income. These profit interests are subject to certain vesting requirements including time and performance requirements. These awards are subject to forfeiture unless the following performance conditions are met: (i) 75% of the awards will vest when Topco’s private equity sponsors as of the date of the 2014 Topco Acquisition (the “Common Series A Limited Partners”) realize a pre-tax internal rate of return of 8% compounded annually, and (ii) the remaining 25% of the awards vest when the Common Series A Limited Partners realize an internal rate of return of 20%, compounded annually. On December 18, 2017, Topco modified the vesting requirements. In accordance with the performance conditions, generally 75% of the awards will vest subject to Topco’s achievement of specified annual or cumulative targets substantially similar to Adjusted EBITDA. The remaining 25% of the equity awards vest when the equity sponsors of Topco realize an internal rate of return of 20% compounded annually. Once the equity awards vest, forfeiture may still occur as a result of termination of employment of the equity award holders or if an exit event occurs which is not a vesting exit event. Notwithstanding prior vesting, the awards are subject to a requirement that the Company’s equity sponsors receive a specific return on their equity investment, prior to the awards participating in any distribution whether in cash, property or securities of the Partnership. Certain awards vest over the remaining initial four-year terms, subject to the employee’s continued employment.

On March 15, 2018, the limited partnership agreement of Topco (as amended, the “Limited Partnership Agreement”) was amended and restated to remove the performance vesting requirements from 75% Common Series C Units, which remained subject to vesting over four fiscal years from their respective issuance dates. The remaining 25% of the units vest if and when Topco’s private equity sponsors as of the date of the 2014 Topco Acquisition realize a pre-tax internal rate of return of 20% compounded annually with respect to the Common Series A Units of Topco held by such sponsors. The March 2018 amendment and restatement of the Limited Partnership Agreement also authorized Topco to issue Common Series C-2 Units to employees of the Company, which Common Series C-2 Units are subject to forfeiture upon certain events, including (i) certain terminations of such employee’s employment with the Company or (ii) if the equity funds affiliated with or advised by CVC Capital Partners and Leonard Green & Partners not receiving certain threshold returns on their capital contributions.

The Company measures the cost of non-employee services received in exchange for an award of equity instruments based on the measurement date fair value consistent with the vesting of the awards and measuring the fair value of these units at the end of each measurement period. The cost is recognized over the requisite service period. The Company’s equity-based compensation is based on grant date fair value determined utilizing Backsolve Option Pricing Method (“OPM”) for its Common Series C Units and a combination of the OPM and Monte Carlo valuation model for its Common Series C-2 Units.

Other Comprehensive (Loss) Income

The Company’s comprehensive (loss) income includes net (loss) income as well as foreign currency translation adjustments, net of tax. Unrealized foreign currency exchange gains and losses on certain intercompany transactions that are of a long-term investment nature (i.e., settlement is not planned or anticipated in the foreseeable future) are also recorded in accumulated other comprehensive loss in stockholder’s equity.

Earnings Per Share

Basic net income per share attributable to common stockholder is calculated by dividing net income available to common stockholder by the weighted average number of shares of common stock outstanding for the period. Diluted net income per share attributable to common stockholder is calculated by dividing net income available to common stockholder by the diluted weighted average number of shares of common stock outstanding for the period. There were no potentially dilutive securities outstanding during the years ended December 31, 2019, 2018, and 2017.

Fair Value Measurements

The Company defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities, which are required to be recorded at fair value, the Company considers the principal or most advantageous market in which the Company would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as risks inherent in valuation techniques, transfer restrictions and credit risk. Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

Level 1	—	Quoted prices in active markets for identical assets or liabilities.

Level 2	—	Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	—	Inputs that are generally unobservable and typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability.

The valuation techniques used to measure the fair value of all other financial instruments, all of which have counterparties with high credit ratings, were valued based on quoted market prices or model driven valuations using significant inputs derived from or corroborated by observable market data.

Variable Interest Entities and Investments

In accordance with the guidance for the consolidation of a variable interest entity (“VIE”), the Company analyzes its variable interests, including loans, leases, guarantees, and equity investments, to determine if the entity in which it has a variable interest is a VIE. The Company’s analysis includes both quantitative and qualitative considerations. The Company bases its quantitative analysis on the forecasted cash flows of the entity, and its qualitative analysis on its review of the design of the entity, its organizational structure including decision-making ability and financial agreements. The Company also uses its quantitative and qualitative analyses to determine if it is the primary beneficiary of the VIE, and if such determination is made, it includes the accounts of the VIE in its consolidated financial statements.

Recent Accounting Pronouncements

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the sole source of authoritative U.S. GAAP literature recognized by the FASB and applicable to the Company. The Company has reviewed the FASB issued Accounting Standards Update (“ASU”) accounting pronouncements and interpretations thereof that have effectiveness dates during the periods reported and in future periods. For any new pronouncements announced, management considers whether the new pronouncements could alter previous U.S. GAAP and determine whether any new or modified principles will have a material impact on the Company’s reported financial position or operations in the near term. The applicability of any standard is subject to the formal review of the Company’s financial management and certain standards are under consideration.

Recent Accounting Standards Adopted by the Company

In February 2016, the FASB issued amended authoritative guidance on accounting for leases, ASU 2016-02. The updated guidance requires lessees to recognize a lease liability and a right-of-use asset, measured at the present value of the future minimum lease payments, at the lease commencement date. This guidance applies to all entities and is effective for annual periods beginning after December 15, 2018, which is the Company’s fiscal year 2019, with early adoption permitted. The Company adopted ASU 2016-02 and its related amendments on January 1, 2019 using the modified retrospective transition method. There was no cumulative effect adjustment to the Company’s opening balance of retained earnings from the adoption of ASU 2016-02. The Company elected an initial application date of January 1, 2019 and did not recast comparative periods in transition to the new standard. In addition, the Company elected the package of practical expedients, which allows the Company not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any existing leases as of the adoption date.

The net impact of the adoption to the line items in the Consolidated Balance Sheet was as follows:

(in thousands)	December 31, 2018	ASU 2016-02	January 1, 2019
	(As Previously Reported)		(As Adjusted)
Assets
Other assets	$25,577	$98,839	$124,416
Liabilities
Other accrued expenses	$127,024	$33,473	$160,497
Other long-term liabilities	$103,860	$65,366	$169,226

The adoption of this updated guidance did not have a material impact on the Company’s Consolidated Statements of Comprehensive Loss or Statements of Cash Flows. See Note 8, Leases, for further information regarding the Company’s operating leases.

Accounting Standards Recently Issued but Not Yet Adopted by the Company

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. This guidance provides optional expedients and exceptions for U.S. GAAP to contracts, hedging relationships, and other transactions that reference London Interbank Offered Rate (LIBOR) or another reference rate if certain criteria are met. The amendments in this update are effective for reporting periods that include or are subsequent to March 12, 2020. Once adopted, the amendments in this update must be applied prospectively for all eligible contract modifications for that topic. The Company is evaluating the potential impact of this adoption on its consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, Simplifying the Accounting for Income Taxes (“ASU 2019-12”), which simplifies the accounting for income taxes, eliminates certain exceptions within ASC 740, Income Taxes, and clarifies certain aspects of the current guidance to promote consistency among reporting entities. ASU 2019-12 is effective for fiscal years beginning after December 15, 2021. Most amendments within the standard are required to be applied on a prospective basis, while certain amendments must be applied on a retrospective or modified retrospective basis. The Company is evaluating the potential impact of this adoption on its consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement. This guidance modifies the disclosure requirements on fair value measurements in Topic 820 based on the consideration of costs and benefits to promote the appropriate exercise and discretion by entities when considering fair value measurement disclosures and to clarify that materiality is an appropriate consideration of entities and their auditors when evaluating disclosure requirements. The amendments in this update are effective for reporting periods beginning after December 15, 2019, with early adoption permitted. The Company is evaluating the potential impact of this adoption on its consolidated financial statements.

All other new accounting pronouncements issued, but not yet effective or adopted have been deemed to be not relevant to the Company and, accordingly, are not expected to have a material impact once adopted.